Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

12.    LEASES

The Group has entered into various non-cancellable lease agreements for offices and warehouses space, with lease terms ranging from two to six years, which are located in Indonesia, Japan, Italy and Singapore.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease, and the Group’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Group’s lease arrangements may contain both lease and non-lease components. The Group has separately accounted for lease and non-lease components based on their nature. Payments under the Group’s lease arrangement are fixed. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
Operating right-of-use assets	$1,133,519	$718,376
Amortization of right-of-use assets	(711,975)	(218,303)
Right-of-use assets, net	$421,544	$500,073

Operating lease liabilities, current	$330,243	$305,801
Operating lease liabilities, non-current	118,460	158,926
Total operating lease liabilities	$448,703	$464,727

Weighted-average remaining lease term (in years)	1.77	1.68
Weighted-average discount rate	5.52%	3.67%

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss was as follows:

	For the years ended December 31,
	2023	2024	2025
Operating leases expense excluding short-term lease expense	$468,600	$362,700	$362,796
Short-term lease cost	110,888	415,807	74,264
Total	$579,488	$778,507	$437,060

The following is a schedule of future minimum payments under the current existing operating leases as of December 31, 2025:

For the years ending December 31,	Amount
2026	$317,053
2027	160,969
Total lease payments	478,022
Imputed interest	(13,295)
Total	$464,727